Stock-Based Compensation (Tables)	12 Months Ended
May 31, 2016
Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2016	2015	2014
(In thousands)
Selling, general and administrative expense	$31,287	$31,741	$23,568
Income tax (benefit)	(9,184)	(10,027)	(7,776)
Total stock-based compensation cost	$22,103	$21,714	$15,792

Summary of Weighted-Average Assumptions Related to SARs Grants

The following is a summary of our weighted-average assumptions related to SARs grants made during the last three fiscal years:

Year Ended May 31,	2016	2015	2014
Risk-free interest rate	2.2%	2.3%	2.2%
Expected life of option	7.0 yrs	7.5 yrs	7.5 yrs
Expected dividend yield	2.2%	2.2%	2.7%
Expected volatility rate	25.6%	25.7%	26.1%

Summary of Option and Share-Based Payment Activity

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2016:

	2016
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1	$27.04	3,530
Options granted	47.14	570
Options exercised	22.45	(887)
Balance at May 31	31.88	3,213
Exercisable at May 31	$24.32	1,838

SARs	2016	2015	2014
(In millions, except per share amounts)
Weighted-average grant-date fair value per SAR	$10.73	$10.63	$7.38
Intrinsic value of options exercised	$22.3	$7.5	$15.6
Tax benefit from options exercised	$8.1	$2.5	$5.2
Fair value of SARS vested	$4.0	$3.3	$2.0

Directors Equity Incentive Plan 2003
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based activity under the 2003 Plan during fiscal 2016:

	Weighted-Average
	Grant-Date
	Fair Value	2016
(Shares in thousands)
Balance at June 1	$35.57	92
Shares granted to Directors	43.71	31
Shares vested	28.50	(37)
Balance at May 31	$41.51	86

Employee Incentive Plan 1997 and 2007
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table sets forth awards and restricted stock units issued under the 1997 Plan and the 2007 Plan for the year ended May 31, 2016:

	Weighted-Average
	Grant-Date
	Fair Value	2016
(Shares in thousands)
Balance at June 1	$21.04	859
Shares granted	46.63	64
Shares exercised	17.53	(120)
Balance at May 31	$23.53	803

Performance Based Restricted Stock Awards
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2016:

	Weighted-Average
	Grant-Date
	Fair Value	2016
(Shares in thousands)
Balance at June 1	$35.40	1,441
Shares granted	45.79	476
Shares forfeited	38.75	(21)
Shares vested	26.99	(489)
Balance at May 31	$41.78	1,407

Nonvested Shares
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2016:

	Weighted-Average
	Grant-Date Fair	Number of
(Shares in thousands)	Value	Shares
Balance at June 1	$28.75	2,994
Granted	46.17	900
Vested	22.75	(1,502)
Forfeited	31.76	(51)
Balance at May 31	$39.10	2,341